Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

14.	Related party transactions

(a)	Related parties

The following is a list of related parties which the Company has significant transactions with:

Names of related parties	Relationship with the Company
Beagledata Technology Co., Ltd. (“Beagledata”)	Shareholder of the Company
Howard Lee	Founder, Chairman of the Board, and CEO of the Company

(b)	Related party transactions

The Company had the following significant related party transactions for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Recruitment services provided to:
Beagledata (i)	7,417	3,887	-

Outsourcing services provided to:
Beagledata	566	-	-

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

14.	Related party transactions (cont.)

(i)	The Company provided recruitment services to Beagledata, including flexible staffing services and permanent recruitment services for the years ended December 31, 2023 and 2024. The Company did not provide any services to Beagledata for the year ended December 31, 2025.

(c)	Balances with related parties:

Balances with related parties consisted of the following for the periods indicated:

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due to related parties:
Beagledata (i)	1,400	1,400
Mr. Howard (ii)	2,300	4,147
Total	3,700	5,547

(i)	As of December 31, 2024 and 2025, amounts due to Beagledata consisted of technology services fees payable of RMB1,400 and RMB1,400, respectively.

(ii)	Amounts due to Mr. Howard represented expensed paid on behalf of the Company.